Accrued Liabilities - Additional Information (Details) - Related Party - Paragon Agreement $ in Millions	Jun. 22, 2023 USD ($)
Accrued Liabilities [Line Items]
Related party expenses incurred prior to asset acquisition	$ 19.0
Research initiation fees	3.0
Reimbursable research costs	16.0
Related party expenses unpaid prior to asset acquisition	$ 19.0